Servicing Activities (Schedule Of Total Serviced Automobile Loans Outstanding) (Details) (Automobile Member, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	$ 134,122	$ 122,881
On-Balance Sheet Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	53,715	63,884
On-Balance Sheet Loans [Member] | Commercial Automobile [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	32,822	37,302
On-Balance Sheet Loans [Member] | Operating Leases [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	13,550	9,275
On-Balance Sheet Loans [Member] | Operations Held-For-Sale [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	25,979	102
On-Balance Sheet Loans [Member] | Other Assets [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	41	0
Off-Balance Sheet Loans [Member] | Securitizations [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	1,474	0
Off-Balance Sheet Loans [Member] | Whole-Loan Transactions [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	$ 6,541	$ 12,318